Foreign currency translation reserve and Other reserves (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders
The movement in foreign currency translation reserve attributable to equity holders of the Company is summarized below:

	As at March 31,
	2021		2022
Balance at the beginning of the year	₹	23,539	₹	22,936
Translation difference related to foreign operations, net		(603)		4,072
Reclassification of foreign currency translation differences on sale of investment in associates and liquidation of subsidiaries to statement of income		—		(158)

Balance at the end of the year	₹	22,936	₹	26,850

Summary Of Movement In Other Reserve
The movement in other reserves is summarized below:
	Other Reserves
Particulars	Remeasurements of the defined benefit plans		Investment in debt instruments measured at fair value through OCI		Investment in equity instruments measured at fair value through OCI		Capital Redemption Reserve

As at April 1, 2019	₹	(70)	₹	1,164	₹	(562)	₹	1
Other comprehensive income		(1,050)		1,222		724		—
Buyback of equity shares		—		—		—		646
As at March 31, 2020	₹	(1,120)	₹	2,386	₹	162	₹	647

As at April 1, 2020	₹	(1,120)	₹	2,386	₹	162	₹	647
Other comprehensive income		223		1,851		1,216		—
Buyback of equity shares		—		—		—		475
As at March 31, 2021	₹	(897)	₹	4,237	₹	1,378	₹	1,122

As at April 1, 2021	₹	(897)	₹	4,237	₹	1,378	₹	1,122
Other comprehensive income		399		(1,219)		8,710		—
As at March 31, 2022	₹	(498)	₹	3,018	₹	10,088	₹	1,122